AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 98.8%
Austria — 0.3%
Erste Group Bank AG	65,128	$2,370,017
Canada — 4.0%
Canadian National Railway Co.	95,159	12,764,629
Canadian Pacific Railway Ltd.(a)	188,678	15,573,482
		28,338,111
Denmark — 0.5%
Carlsberg A/S (Class B Stock)	27,603	3,382,314
France — 7.9%
Air Liquide SA	37,087	6,486,183
Danone SA	180,601	9,987,318
EssilorLuxottica SA	15,143	2,775,180
Hermes International	1,668	2,361,176
Legrand SA	84,159	7,999,540
LVMH Moet Hennessy Louis Vuitton SE	21,845	15,569,206
Pernod Ricard SA	47,808	10,495,664
		55,674,267
Germany — 4.1%
Bayer AG	127,049	8,676,007
Brenntag SE	40,525	3,269,642
Deutsche Boerse AG	19,751	3,545,031
Merck KGaA	47,441	9,940,822
MTU Aero Engines AG	14,521	3,370,212
		28,801,714
Israel — 1.0%
Check Point Software Technologies Ltd.*	49,270	6,812,070
Japan — 1.9%
Hoya Corp.	29,100	3,285,244
Kubota Corp.	408,100	7,648,362
Olympus Corp.	129,200	2,460,054
		13,393,660
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	196,899	1,483,128
Netherlands — 2.4%
Akzo Nobel NV	72,274	6,233,994
Heineken NV	100,400	9,562,581
Wolters Kluwer NV	11,047	1,174,989
		16,971,564
South Korea — 0.8%
Samsung Electronics Co. Ltd.	96,094	5,496,084
Spain — 0.9%
Aena SME SA, 144A*	39,921	6,637,034
Sweden — 1.3%
Essity AB (Class B Stock)(a)	371,178	8,758,278
Switzerland — 8.7%
Adecco Group AG	43,891	1,984,201
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA (Class A Stock)	72,442	$9,141,447
Julius Baer Group Ltd.	46,200	2,674,574
Nestle SA	136,501	17,722,865
Roche Holding AG	47,885	18,948,103
Sonova Holding AG	6,440	2,679,542
UBS Group AG	410,368	8,014,490
		61,165,222
United Kingdom — 9.7%
Burberry Group PLC	173,180	3,777,839
Compass Group PLC	225,831	4,860,779
Diageo PLC	337,476	17,086,072
Linde PLC (NYSE)	11,487	3,669,292
Linde PLC (AQUIS)	42,997	13,731,548
London Stock Exchange Group PLC	34,723	3,643,718
Reckitt Benckiser Group PLC	121,802	9,366,206
Rolls-Royce Holdings PLC*	3,104,321	4,117,389
Whitbread PLC*	74,715	2,784,710
WPP PLC	399,741	5,246,153
		68,283,706
United States — 55.1%
3M Co.	52,935	7,880,963
Abbott Laboratories	88,387	10,461,485
Accenture PLC (Class A Stock)	55,837	18,829,912
American Express Co.	52,116	9,745,692
Amphenol Corp. (Class A Stock)	57,566	4,337,598
Aon PLC (Class A Stock)	31,518	10,263,206
Aptiv PLC*	24,908	2,981,737
Boston Scientific Corp.*	245,101	10,855,523
Carrier Global Corp.	37,942	1,740,400
Charles Schwab Corp. (The)	143,682	12,113,829
Cisco Systems, Inc.	47,158	2,629,530
Cognizant Technology Solutions Corp. (Class A Stock)	99,335	8,907,369
Colgate-Palmolive Co.	78,476	5,950,835
Comcast Corp. (Class A Stock)	398,963	18,679,448
Cooper Cos., Inc. (The)	17,124	7,150,811
eBay, Inc.	104,721	5,996,324
Equifax, Inc.	37,675	8,932,743
Fidelity National Information Services, Inc.	94,130	9,452,535
Fiserv, Inc.*	101,516	10,293,722
Goldman Sachs Group, Inc. (The)	35,123	11,594,102
Honeywell International, Inc.	72,623	14,130,983
International Flavors & Fragrances, Inc.	39,745	5,219,711
Liberty Broadband Corp. (Class C Stock)*	72,639	9,829,510
Marriott International, Inc. (Class A Stock)*	27,963	4,914,497
Medtronic PLC	171,726	19,053,000
Microchip Technology, Inc.	47,392	3,561,035
Omnicom Group, Inc.(a)	22,507	1,910,394
Oracle Corp.	138,157	11,429,729
Otis Worldwide Corp.	47,073	3,622,267
PayPal Holdings, Inc.*	32,502	3,758,856
PPG Industries, Inc.	52,124	6,831,893
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Schneider Electric SE	124,983	$20,984,738
Stryker Corp.	47,757	12,767,834
Thermo Fisher Scientific, Inc.	39,131	23,112,725
Union Pacific Corp.	27,219	7,436,503
United Parcel Service, Inc. (Class B Stock)	36,742	7,879,689
Visa, Inc. (Class A Stock)(a)	97,061	21,525,218
Walt Disney Co. (The)*	80,042	10,978,561
Waters Corp.*	18,082	5,612,472
Willis Towers Watson PLC	40,539	9,576,123
Zimmer Biomet Holdings, Inc.	39,802	5,090,676
		388,024,178

Total Common Stocks (cost $478,697,721)		695,591,347

	Units
Warrants* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	142,737
(cost $0)

Total Long-Term Investments (cost $478,697,721)		695,734,084

	Shares
Short-Term Investments — 7.6%
Affiliated Mutual Fund — 6.6%
PGIM Institutional Money Market Fund (cost $46,795,213; includes $46,786,293 of cash collateral for securities on loan)(b)(we)	46,838,399	46,796,244
Unaffiliated Fund — 1.0%
Dreyfus Government Cash Management (Institutional Shares)	6,677,493	6,677,493
(cost $6,677,493)

Total Short-Term Investments (cost $53,472,706)		53,473,737

TOTAL INVESTMENTS—106.4% (cost $532,170,427)		749,207,821

Liabilities in excess of other assets — (6.4)%		(44,996,573)

Net Assets — 100.0%		$704,211,248

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,134,141; cash collateral of $46,786,293 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2